Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Unusual Whales Subversive Democratic Trading ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	20.04%	25.17%
Unusual Whales Subversive Republican Trading ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	16.65%	15.91%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	21.96%